Arrow Investments Trust

May 26, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re:	Arrow Investments Trust – Arrow Reverse Cap 500 ETF

Post Effective Amendment No. 72 to the Registration Statement on Form N-1A

(File No. 333-178164, CIK No. 0001527428)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by Arrow Investments Trust (the “Trust”), on behalf of Arrow Reverse Cap 500 ETF pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 72 to the Trust’s registration statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on May 19, 2021 (SEC Accession No. 0001580642-21-002428).

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or Timothy Burdick at (631) 470-2600.

Very truly yours,

/s/ Timothy Burdick

Timothy Burdick

Secretary